Document and Entity Information	Feb. 10, 2026
Cover [Abstract]
Entity Registrant Name	Great Lakes Dredge & Dock CORP
Amendment Flag	false
Entity Central Index Key	0001372020
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-33225
Entity Tax Identification Number	20-5336063
Entity Address, Address Line One	9811 Katy Freeway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(346)
Local Phone Number	359-1010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false